Retirement Benefits (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 1,772.2	$ 2,129.6
Actual returns on plan assets and plan expenses	248.2	(107.2)
Employer contributions	153.4	49.3
Effect of currency rates	2.9	(5.0)
Benefits paid	(274.6)	(294.5)
Fair value of plan assets at end of year	1,902.1	1,772.2
Other Postretirement Benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0.1	0.6
Actual returns on plan assets and plan expenses	0.0	(0.5)
Employer contributions	0.0	0.0
Effect of currency rates	0.0	0.0
Benefits paid	0.0	0.0
Fair value of plan assets at end of year	$ 0.1	$ 0.1